Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consisted of the following as of March 31, 2020 and December 31, 2019.

	March 31, 2020	December 31, 2019

Computers	$29,000	$29,000
Furniture and fixture	75,000	75,000
Machinery and equipment	39,000	39,000
Leasehold improvement	862,000	741,000
Total property and equipment	1,005,000	884,000
Accumulated depreciation	(202,000)	(164,000)
Total property and equipment, net	$803,000	$720,000

Property and equipment consisted of the following as of December 31, 2019 and 2018.

	December 31, 2019	December 31, 2018

Computers	$29,000	$28,000
Furniture and fixture	75,000	56,000
Machinery and equipment	39,000	24,000
Leasehold improvement	741,000	-
Total property and equipment	884,000	108,000
Accumulated depreciation	(164,000)	(97,000)
Total property and equipment, net	$720,000	$11,000